Note 6 - Vessels, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	Vessels, net

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	776,302,690	(141,668,019)	634,634,671
Acquisitions	73,149,904	—	73,149,904
Depreciation for the year	—	(30,761,673)	(30,761,673)

Balance, December 31, 2013	849,452,594	(172,429,692)	677,022,902
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	101,459,533	—	101,459,533
Disposals	(39,075,007)	11,925,771	(27,149,236)
Impairment loss	(16,449,131)	10,280,384	(6,168,747)
Depreciation for the year	—	(33,811,607)	(33,811,607)

Balance, December 31, 2014	895,387,989	(184,035,144)	711,352,845

The additions in 2013 relate to the acquisition of vessels “Gas Enchanted”, “Gas Alice”, “Gas Inspiration”, “Gas Ethereal” and “Sakura Symphony”.

The additions in 2014 relate to the acquisition of vessels “Eco Stream”, “Eco Chios”, “Eco Elysium”, “Eco Invictus” and “Eco Corsair”. In addition, on November 14, 2014 and on December 15, 2014, the Company entered into separate memoranda of agreement for the disposal of the vessels “Gas Premiership” and “Gas Cathar”, respectively, to an unaffiliated third party for $28,500,000 and entered simultaneously into bareboat charter agreements to leaseback the vessels for periods of four years (Note 18).The vessels were delivered to the new owners on November 19, 2014 and on December 19, 2014, respectively.

At December 31, 2014, the Company decided to seek to dispose of two of the oldest vessels of the fleet. As a result of this decision, the undiscounted net operating cash flows of each of these vessels did not exceed each vessel’s carrying value and the Company identified and recorded an impairment loss of $6,168,747 which is presented under the caption “Impairment loss” in the consolidated statements of income.  No assets are held for sale as of December 31, 2013 and 2014.